LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Global Income Fund
Supplement Dated June 10, 2022 to the Prospectus dated May 1, 2022
This Supplement updates certain information in the Prospectus for the LVIP Global Income Fund (the “Fund”). You may obtain a copy of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission announced that Allianz Global Investors U.S. LLC (“AllianzGI”), which currently serves as a subadviser to the Fund, agreed to plead guilty to criminal securities fraud in connection with an options trading strategy that was unrelated to the Fund. As a consequence, AllianzGI is disqualified from providing sub‑advisory services to registered investment companies, including the Fund, and the SEC has granted AllianzGI a ten‑week period to transition sub‑advisory responsibilities. Accordingly, Lincoln Investment Advisors Corporation (“LIAC”), the investment adviser to the Fund, will transition the portion of the Fund sub‑advised by AllianzGI to Mondrian Investment Partners Limited (“Mondrian”) on or before July 26, 2022 (the “Effective Date”). As investment adviser to the Fund, LIAC has the discretion to change the allocation of assets among sub‑advisers to the Fund.
As of the Effective Date, the Fund’s Prospectus is revised as follows:

1.	All references to, and information regarding, AllianzGI in the Fund’s Prospectus are deleted in their entirety.

2.	The following replaces paragraph 4 under the heading Principal Investment Strategies on page 2 of the Prospectus:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (“Mondrian”) serves as the Fund’s sub‑adviser. The sub‑adviser is responsible for the day‑today management of the portion of the Fund’s assets that the Adviser allocates to the sub‑adviser. Such allocations are subject to change at the discretion of the Adviser.

3.	Paragraph 6 under the heading Principal Investment Strategies on page 2 of the Prospectus is hereby deleted in its entirety.

4.	The following replaces paragraph 6 under the heading Investment Objective and Principal Investment Strategies beginning on page 6:
Lincoln Investment Advisors Corporation (the “Adviser”) serves as the Fund’s investment adviser. Mondrian Investment Partners Limited (“Mondrian”) serves as the Fund’s sub‑adviser. The sub‑adviser is responsible for the day‑today management of the portion of the Fund’s assets that the Adviser allocates to the sub‑adviser. Such allocations are subject to change at the discretion of the Adviser.

5.	Paragraphs 10, 11 and 12 under the heading Investment Objective and Principal Investment Strategies beginning on page 6 are deleted in their entirety.
PLEASE KEEP THIS SUPPLEMENT WITH YOUR IMPORTANT RECORDS FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Global Income Fund
Supplement Dated June 10, 2022 to the Statement of Additional Information dated May 1, 2022
This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP Global Income Fund (the “Fund”). You may obtain copies of the SAI free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
On May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission announced that Allianz Global Investors U.S. LLC (“AllianzGI”), which currently serves as a subadviser to the Fund, agreed to plead guilty to criminal securities fraud in connection with an options trading strategy that was unrelated to the Fund. As a consequence, AllianzGI is disqualified from providing sub‑advisory services to registered investment companies, including the Fund, and the SEC has granted AllianzGI a ten‑week period to transition sub‑advisory responsibilities. Accordingly, Lincoln Investment Advisors Corporation (“LIAC”), the investment adviser to the Fund, will transition the portion of the Fund sub‑advised by AllianzGI to Mondrian Investment Partners Limited (“Mondrian”) on or before July 26, 2022 (the “Effective Date”). As investment adviser to the Fund, LIAC has the discretion to change the allocation of assets among sub‑advisers to the Fund.
As of the Effective Date, all references to, and information regarding, AllianzGI in the SAI are hereby deleted in their entirety.
PLEASE KEEP THIS SUPPLEMENT WITH YOUR IMPORTANT RECORDS FOR FUTURE REFERENCE